Inventories	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Inventories
10. Inventories
Inventories consist of the following:

	Yen in millions
	March 31,
	2023	2024
Products	2,317,143	2,796,831
Work in process	530,915	496,471
Raw materials	1,239,535	1,117,950
Supplies and other	168,021	194,116

Total	4,255,614	4,605,368